Schedule of Investments
September 30, 2025 (unaudited)
Manor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.83%

Beverages - 1.55%
PepsiCo, Inc.	1,241	174,286

ComputerPeripheral Equipment - 3.17%
Palo Alto Networks, Inc. (2)	1,754	357,149

Computer Storage Devices - 1.89%
NetApp, Inc.	1,793	212,399

Converted Paper & Paperboard Products (No Container/Boxes) - 1.60%
Avery Dennison Corp.	1,113	180,495

Crude Petroleum & Natural Gas - 2.02%
Devon Energy Corp.	6,488	227,469

Electronic Components, NEC - 5.20%
Vertiv Holdings Co.	3,883	585,789

Engines & Turbines - 3.96%
Cummins, Inc.	1,056	446,023

Investment Advice - 3.38%
Apollo Global Management, Inc. Class A	2,855	380,486

Hospital & Medical Service Plans - 2.10%
Elevance Health, Inc.	732	236,524

National Commercial Banks - 6.82%
JP Morgan Chase & Co.	1,583	499,326
PNC Financial Services Group, Inc.	1,341	269,447

		768,773

Operative Builders - 3.14%
D.R. Horton, Inc.	2,085	353,345

Petroleum Refining - 3.59%
Valero Energy Corp.	2,375	404,368

Pharmaceutical Preparations - 3.49%
AbbVie, Inc.	1,700	393,618

Retail-Grocery Stores - 1.72%
The Kroger Co.	2,873	193,669

Retail-Lumber & Other Building Materials Dealers - 2.42%
Lowes Cos., Inc.	1,083	272,169

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.69%
Northrop Grumman Corp.	498	303,441

Security Brokers, Dealers & Flotation Companies - 2.92%
The Charles Schwab Corp. (2)	3,445	328,894

Semiconductors & Related Devices - 9.89%
Applied Materials, Inc.	3,395	695,092
NVIDIA Corp.	2,248	419,432

		1,114,524

Services-Computer Programming, Data Processing, Etc. - 11.18%
Alphabet, Inc. Class A	1,542	374,860
AppLovin Corp. (2)	1,231	884,523

		1,259,383

Services-Prepackaged Software - 8.85%
Microsoft Corp.	1,258	651,581
Take-Two Interactive Software, Inc. (2)	1,337	345,427

		997,008

Services-Video Tape Rental - 4.66%
Netflix, Inc. (2)	438	525,127

Transportation Services - 3.79%
Booking Holdings, Inc.	79	426,542

Water Transportation - 3.47%
Royal Caribbean Cruises Ltd.	1,208	390,885

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.33%
Cencora, Inc.	1,201	375,349

Total Common Stock	(Cost $ 4,312,549)	10,907,715

Real Estate Investment Trusts - 2.42%

Equinix, Inc.	348	272,568

Total Real Estate Investment Trusts	(Cost $ 129,529)	272,568

Money Market Registered Investment Companies - 0.83%

Federated Hermes Government Obligations Fund - Institutional Class - 4.01% (3)	95,139	95,139

Total Money Market Registered Investment Companies	(Cost $ 95,139)	95,139

Total Investments - 100.08%	(Cost $ 4,537,217)	11,275,422

Liabilities in Excess of Other Assets - (0.08%)		(8,506)

Total Net Assets - 100.00%		11,266,916

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$11,275,422	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,275,422	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.